Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Nov. 30, 2019
Entity Registrant Name	UNIFIED SERIES TRUST
Entity Central Index Key	0001199046
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 27, 2020
Document Effective Date	Mar. 29, 2020
Prospectus Date	Mar. 29, 2020